Charles S. Kim (858) 550-6049 ckim@cooley.com	VIA EDGAR AND FEDERAL EXPRESS

June 8, 2011

United States Securities and Exchange Commission

Division of Corporate Finance

Mail Stop 6010

100 F Street, N.E.

Washington, D.C. 20549

Attn:  Bryan Pitko

Re:	Insys Therapeutics, Inc.

Registration Statement on Form S-1

Filed March 29, 2011

File No. 333-173154

Dear Mr. Pitko:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended (the “Securities Act”), on behalf of our client Insys Therapeutics, Inc. (the “Company”), is Amendment No. 3 (“Amendment No. 3”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) originally filed with the Securities and Exchange Commission (the “Commission”) on March 29, 2011. The copy of Amendment No. 3 that is enclosed with the paper copy of this letter is marked to show changes from Amendment No. 1 to the Registration Statement as filed with the Commission on May 6, 2011.

Amendment No. 3 is being filed in response to comments received from the staff of the Commission (the “Staff”) by letter dated May 23, 2011 with respect to the Registration Statement (the “Comment Letter”). The numbering of the paragraphs below corresponds to the numbering in the Comment Letter, the text of which we have incorporated into this response letter for convenience. Except where otherwise indicated, page references in the text of the responses below correspond to the page numbers of Amendment No. 3.

Staff Comments and Company Responses

Form S-1

General

1.	We note that you intend to request confidential treatment for certain information you have redacted from Exhibit 10.12. However, we have not yet received your application for confidential treatment. Please note that we will not be in a position to act on a request for acceleration of the registration statements until all outstanding comments in relation to your confidential treatment request have been resolved.

Response:    The Company acknowledges the Staff’s comment and advises the Staff that the Company’s application for confidential treatment for Exhibit 10.12 has been previously submitted. Moreover, the Company advises the Staff that in connection with the filing of Amendment No. 2 to the Registration Statement filed with the Commission on June 6, 2011, the Company has submitted applications for confidential treatment for Exhibits 10.13, 10.14 and 10.15. The Company advises the Staff that the Company currently does not anticipate submitting any additional applications for confidential treatment prior to requesting acceleration of effectiveness of the Registration Statement.

Management’s Discussion and Analysis of Financial Condition and Results of Operations Basis of Presentation

Research and Development Expenses, page 64

2.	We note your response to our comment 12. Please revise your disclosure here to include the information provided in your response as to why you did not track these expenses for the inception to date period. Also, revise your disclosure to include the cumulative period to date in which you began tracking your research and development expenses by project.

Response:    The Company acknowledges the Staff’s comment and has provided additional disclosure on page 69 of Amendment No. 3 as requested.

Critical Accounting Policies and Significant Judgments and Estimates

Stock-Based Compensation, page 69

3.	With respect to the first bullet of our comment fourteen, please clarify how the income, market and cost approaches were weighted in determining the value of your equity at the February 15, 2011 valuation date. With respect to the fourth and fifth bullets, please note that we may have additional comments related to the valuations used and discussed in the response when the price range for the offering becomes known.

Response:    The Company acknowledges the Staff’s comment and advises the Staff that in determining the value of its equity on February 15, 2011, the Company, in consultation with an independent third party valuation firm, applied the Probability Weighted Expected Return Method to analyze six scenarios. The value of the Company under each scenario was conducted using one of the three approaches (the Income Approach, the Market Approach and the Cost Approach) that was deemed appropriate for that scenario. Each scenario and its associated approach (the Income Approach, the Market Approach or the Cost Approach) was then assigned a probability percentage as follows:

1.	Initial public offering in 6 months (35% probability; Market Approach used).
2.	Initial public offering in 1 year (20% probability; Market Approach used).
3.	Acquisition in 1 year (15% probability; Income Approach used).
4.	Acquisition in 1.5 years (10% probability; Income Approach used).
5.	Liquidation in 1.5 years (10% probability; Cost Approach used).
6.	Remain private (10% probability; Income Approach used).

The Company has revised the disclosure on page 77 of Amendment No. 3 to clarify how the three valuation approaches were utilized.

Estimated Price Range for the Initial Public Offering

The Company is also providing for the Staff’s consideration the following information regarding (i) the preliminary valuation discussed with the underwriters (the “June 2011 Preliminary IPO Valuation”) in connection with the Company’s proposed initial public offering (the “IPO”) and (ii) the significant developments in the Company’s business and improvements in the U.S. capital markets that have occurred since February 15, 2011, the latest estimated fair valuation of the Company’s common stock by the Company’s board of directors after consulting an independent third party valuation firm (the “February 2011 Valuation”).

The Company has determined after discussion with its investment bankers that the preliminary estimated price range for the offering is currently anticipated to be between $14.00 and $16.00 per share (after taking into account a one-for-sixty-one reverse split of the Company’s common stock (the “Reverse Stock Split”) that is currently expected to take place prior to the IPO road show and reflected throughout the Registration Statement shortly prior to the IPO road show). In connection with the February 2011 Valuation, the fair value of the Company’s common stock was determined to be $4.88 per share (after taking into account the anticipated Reverse Stock Split).

The increase in the estimated price range for the offering and the estimated fair valuation of the Company’s common stock as of February 15, 2011 is attributable in part to a variety of significant events that have occurred since February 15, 2011, including without limitation:

•	The Company’s New Drug Application (“NDA”) for its Fentanyl SL Spray product candidate was submitted to the U.S. Food and Drug Administration (“FDA”).

•

The FDA accepted the Fentanyl SL Spray NDA for filing and assigned a Prescription Drug User Fee Act goal date of January 4, 2012 for its review of the NDA. The Company and the underwriters believe commercialization of this product candidate would be a significant value driver for the Company, and thus acceptance of this filing was of critical importance to the Company. As with most NDA filings, FDA acceptance is subject to significant uncertainty up to the actual date of acceptance.

•

The Company entered into a supply and distribution agreement with Mylan Pharmaceuticals Inc. for its Dronabinol SG Capsule and Dronabinol RT product candidates. This agreement was important for the commercial sale of these product candidates upon approval.

•

The Company entered into a manufacturing agreement with DPT Lakewood, LLC for its Fentanyl SL Spray product candidate. This agreement was important for the Company to strengthen and reduce risk in its supply chain with respect to this key product candidate.

•

The Company entered into a long-term commercial supply agreement with AptarGroup, Inc. for Fentanyl SL Spray delivery systems. This agreement was also important to reduce risk in the Company’s supply chain with respect to its Fentanyl SL Spray product candidate.

•

The Company’s pending Abbreviated New Drug Application (“ANDA”) for its Dronabinol SG Capsule product candidate (the Company’s most advanced product candidate) has advanced through the FDA review process:

o	The bioequivalence section of the ANDA was successfully reviewed.

o	The labeling section of the ANDA for this product candidate was successfully reviewed.

o	The Company has had progressive communications with the Office of Generic Drugs and its ANDA has continued to move up the queue of applications being reviewed by that agency.

o	Catalent Pharma Solutions, LLC (one of the Company’s manufacturing vendors for this product candidate) had a successful pre-approval inspection.

•

The Company entered into a commercial manufacturing and packaging agreement with Catalent Pharma Solutions, LLC for its Dronabinol SG Capsule and Dronabinol RT product candidates. This agreement will be important for the commercial sale of these product candidates upon approval.

•

The overall U.S. capital markets, and the markets relating to the Company’s industry specifically, demonstrated significant improvement over this time period. For example, between February 1, 2011 and May 31, 2011:

o	The Nasdaq Biotech Index increased by 15.5%.

o	The Amex Biotech Index increased by 14.7%.

o	The Amex Pharma Index increased by 10.7%.

The Company believes that these market improvements are extremely important in relation to its IPO prospects and potential valuation.

•	Continued general progress in the operations of the Company’s business and the IPO process.

In addition to the factors described above, in determining the June 2011 Preliminary IPO Valuation, the Company and the underwriters also took into consideration (i) the financial projections for the Company; (ii) comparable company trading multiples based on projected revenue; (iii) comparable company trading multiples based on projected net income; (iv) market valuations of companies with similar products, market opportunities and business models; and

(v) general market conditions including the market for initial public offerings in general and biopharmaceutical companies specifically, as well as other appropriate valuation assumptions and methodologies.

Accordingly, the Company respectfully submits that the stock-based compensation expense presented in the Registration Statement for all periods remains accurate and appropriate.

Intellectual Property, page 96

4.	We note your response to Comment 19 and your conclusion that the licensed patents and license agreement with Georgetown University are not material to your Company’s business. Please reconcile your response to Comment 19 with the disclosure included in the risk factor on page 40 which states that you are “party to a number of license agreements that give [you] rights to third-party intellectual property that are necessary or useful for [your] business” and specifically refers to your license agreement with Georgetown. In addition, please clarify your reference to being party to “a number” of such license agreements.

Response:    The Company acknowledges the Staff’s comment and has revised the disclosure on page 41 of Amendment No. 3 to reconcile the disclosure with the Company’s response to prior Comment 19 as requested.

In addition, the Company advises the Staff that in addition to the Georgetown University licenses, the Company has licenses with various other third parties. For example, it has a license with the University of Kentucky relating to the Company’s Morphine 6 Sulphate product candidate and a license with the National Institutes of Health relating to the Company’s IL13 product candidate. Both of these product candidates are in preclinical stage of development and are not being actively pursued by the Company at this time and therefore both are far from potential commercialization. The Company has concluded that none of these existing licenses are material to the Company’s business and that the Company is not substantially dependent upon any of them at this time. The Company will reevaluate the materiality of these licenses based on the development of the underlying product candidates and their importance to the Company’s business.

Index to Consolidated Financial Statements

1. Introduction and Basis of Presentation, page F-7

5.	Please refer to your response to our comment number 22. Please tell us why this inventory qualifies as an asset, including how a probable future benefit exists, when you have not yet obtained FDA approval for any of your dronabinol product candidates and the product expires in June 2012. Additionally, please disclose and tell us, how management applies the lower of cost or market principle to inventory costs prior to FDA approval.

Response:    The Company acknowledges the Staff’s comment and advises the Staff that the dronabinol active pharmaceutical ingredient (“API”) inventory qualifies as an asset primarily based on Company management’s assessment of the likelihood of future commercialization of products for which the inventory was purchased. The Company currently anticipates that its first dronabinol product candidate will be approved by the FDA in 2011. Following FDA approval, the API is expected to be used for manufacturing Dronabinol SG capsules for commercial sale. At that time, the corresponding expiration date for the API would be extended for an additional two years (the expiration date, as extended, will be two years from the completion of the finished dronabinol capsule). Company management currently believes that prior to such expiration there will be a sufficient market for the Company’s first dronabinol product to generate revenues and profitably to liquidate its dronabinol API inventory. In the event the approval process is delayed, the Company alternatively anticipates retesting the product which should extend its shelf life for an additional two years. Therefore, Company management believes that the current dating of the Company’s dronabinol API inventory, the expected timing of FDA approval for its first dronabinol product candidate and the related market for this product candidate, and the additional two years of dating that will be received upon capsulation or retesting of the product, allow for adequate time to receive a future benefit from this asset prior to final expiration and thus it is appropriately classified as an asset.

In addition, the Company advises the Staff that the Company’s dronabinol API inventory is currently valued at cost and the expected sales margin of the finished product would be approximately 60% based on the Company’s finalized distribution agreement and estimated cost of goods sold. Company management continues to evaluate its expectations regarding FDA approval of its first dronabinol product candidate and will revise the inventory value accordingly should this expectation change. The Company has provided additional disclosure on page F-8 of Amendment No. 3 to clarify this point as requested.

11. Fair Value Measurements, page F-24

6.	With respect to your response to our comment number 25, please tell us whether the company considered whether a market exists for sale or transfer of comparable drugs.

Response:    The Company acknowledges the Staff’s comment and advises the Staff that the Company did consider whether a market exists for the sale or transfer of comparable drugs. However, the Company was not and is not aware of any available market data for the sale or transfer of comparable drugs in similar early stages of development. Additionally, given that the two relevant product candidates were in the early stages of development (LEP-ETU was in Phase II clinical trials in India and IL-13 was in preclinical studies), commercialization for these product candidates was highly speculative at the time of the NeoPharm-Insys merger and the Company therefore did not believe that it could accurately project potential cash flows associated with the NeoPharm IPR&D. As such, the Company concluded that the cost approach represented the only viable option from a valuation methodology perspective.

7.	With respect to your use of the cost method, please revise your disclosure to indicate the following:

a.	Quantify the amount of the adjustment made to bring the to-date expenses to current price level; and

b.	Indicate how you determined the percentage attributable to wasted efforts and overhead expenses.

Response:    The Company acknowledges the Staff’s comment and has provided additional disclosure on page F-26 of Amendment No. 3 as requested.

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The Company respectfully requests the Staff’s assistance in completing the review of the Registration Statement and Amendment No. 3 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 3 or this response letter to me at (858) 550-6049. Thank you.

Sincerely,

Cooley LLP

/s/ Charles S. Kim

Charles S. Kim, Esq.

cc:	Michael L. Babich, Insys Therapeutics, Inc.

Matthew T. Browne, Esq., Cooley LLP

Sean M. Clayton, Esq., Cooley LLP

Cheston J. Larson, Esq., Latham & Watkins LLP

Divakar Gupta, Esq., Latham & Watkins LLP